DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 41 – DISCONTINUED OPERATIONS

As provided for in Law no. 14.182/2021, the capitalization of Eletrobras was conditional on the business restructuring to maintain the control, direct or indirect of the Union, of the companies Eletronuclear and the portion belonging to Brazil in the binational entity Itaipu Binacional, through the transfer of control to ENBpar.

As Eletronuclear and the shareholding belonging to Brazil in Itaipu Binacional represented an important separate line of business in the segments of nuclear power generation and commercialization, respectively, the transactions of these segments came to be presented in these accounting statements as discontinued operations. Thus, the information of the result from the period and the comparative cash flow are being published in accordance with the accounting pronouncement IFRS 5, to present the transactions of the segments mentioned above separately from the continued operations.

●	Statement of Result

	12/31/2023	12/31/2022	12/31/2021
Net operating revenue	—	2,050,414	3,004,947
Operating costs	—	(1,028,577)	(2,282,619)
Operating expenses	—	(360,765)	(517,680)
Operating income before financial result	—	661,072	204,648

Net financial result	(332,014)	(356,990)	(629,925)
Result from equity investments	—	(68,490)	360,128
Other Income and Expenses	—	896,658	—
Operating Income Before Taxes	(332,014)	1,132,250	(65,149)
Income tax and social contribution expense	—	(145,465)	(20,081)
Profit (loss) from discontinued operations	(332,014)	986,785	(85,230)

Other Income and Expenses balance refers to the earnings resulting from the transfer of Itaipu Binacional, whereas the other line items refer to the deconsolidation of Eletronuclear. For more information, see note 1.2.1.

●	Cash flow

	12/31/2023	12/31/2022	12/31/2021
Net cash used in operating activities	—	(2,908,844)	(600,801)
Net cash from (used in) financing activities	—	(174,814)	2,105,924
Net cash from (used in) investing activities	952,036	3,079,754	(1,503,660)
Net cash from (used in) investment activities of discontinued operations	952,036	(3,904)	1,463

Accounting practice

A discontinued operation is a component of a business of the Company that is to be discontinued and that comprehends operations and cash flows that may clearly be distinguished from the rest of the operations of the Company and that:

●	represent an important separate line of business or geographical area of operations;
●	are part of an individual coordinated plan to sell an important separate line of business or geographical area of operations; or
●	are a subsidiary acquired exclusively with the objective of resale.

The classification as a discontinued operation occurs through the disposal, or when the operation attend to the criteria to be classified as held for sale, if this occurs before.